Other income, net	12 Months Ended
Jun. 30, 2018
Disclosure of other operating income [Abstract]
Disclosure of other operating income [text block]
4	Other income, net

	2016 RMB	2017 RMB	2018 RMB
Unconditional government grants	1,434	6,253	5,832
Others	322	72	(2,143)
	1,756	6,325	3,689

Others mainly include worker’s compensation of RMB1,031, disposal loss of non-current assets of RMB425 during the year ended June 30, 2018.